intangible assets and goodwill - Business acquisitions - prior period (Details) - Business that is complimentary to existing lines $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Intangible assets and goodwill
Decrease in goodwill	$ (11)
Decrease in deferred tax liabilities	$ 11